                      CAPITAL APPRECIATION VARIABLE ACCOUNT
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000



                                        May 1, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: Capital Appreciation Variable Account (File Nos. 33-19632 and 811-3561) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 1998.

         Please  call the  undersigned  or Karen M. Ray at  (617)  954-5801  or
(800)  343-2829  with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn